Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of detailed information about property, plant and equipment	Estimated remaining useful lives of the components of depreciable assets, categorized by asset class, are as follows:

Hydro generation	2-51 years
Wind generation	2-30 years
Gas generation	2-36 years
Energy Transition	2-16 years
Capital spares and other	2-51 years

	2021	2020	2019
PP&E Impairments:
Energy Transition facilities and projects (reversals)	345	79	(151)
Energy Transition - Centralia mine decommissioning and restoration provision	—	3	141
Changes in decommissioning and restoration provisions for retired assets(1)	32	—	2
Highvale mine	195	—	—
Kaybob Cogeneration Project	27	—	—
Wind	12	—	—
Hydro	5	2	—
Gas	5	—	—
Intangible asset impairment - coal rights(2)	17	—	—
Assets held for sale(3)	—	—	15
Project development costs(4)	10	—	18
Asset impairment	648	84	25
(1) Changes related to changes in discount rates on retired assets.
(2) Impaired to nil as no future coal will be extracted from this area of the mine.
(3) 2019 amounts relate to trucks and associated inventory to be sold within the Energy Transition segment and accordingly, these items were impaired to net realizable value.
(4) During 2021, the Company recorded an impairment of $9 million in the Hydro segment for the balance of project development costs at one of our hydro facilities as there is uncertainty on timing of when the project will proceed and $1 million related to projects that are no longer proceeding. During 2020, the Company wrote off nil (2019 — $18 million) in project development costs related to projects that are no longer proceeding within the Corporate segment.
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Land	Renewable generation	Gas generation(1)	Energy Transition(1)	Assets under construction	Capital spares and other(2)	Total
Cost
As at Dec. 31, 2019, as previously reported	91	3,574	1,671	7,342	228	489	13,395
Adjustments due to re-segmentation	—	—	2,402	(2,402)	—	—	—
As at Dec 31, 2019, adjusted	91	3,574	4,073	4,940	228	489	13,395
Additions	—	—	—	—	478	8	486
Acquisitions (Note 4)	—	—	1	—	—	—	1
Disposals	(2)	—	—	(1)	—	(2)	(5)
Impairment (Note 7)	(9)	(2)	—	(69)	—	(1)	(81)
Revisions and additions to decommissioning and restoration costs (Note 23)	—	8	1	85	—	—	94
Retirement of assets	—	(7)	(47)	(3)	—	(1)	(58)
Change in foreign exchange rates	(1)	(14)	45	(39)	—	6	(3)
Transfers	17	33	(138)	(12)	(211)	(120)	(431)
As at Dec. 31, 2020, adjusted	96	3,592	3,935	4,901	495	379	13,398
Additions	—	—	—	—	478	2	480
Acquisitions (Note 4)	—	146	—	—	—	—	146
Disposals	(1)	—	(2)	(74)	(2)	—	(79)
Impairment (Note 7)	—	(15)	(2)	(468)	(91)	(13)	(589)
Revisions and additions to decommissioning and restoration costs (Note 23)	—	129	6	—	—	—	135
Retirement of assets	—	(15)	(57)	(49)	—	—	(121)
Change in foreign exchange rates	—	3	(25)	2	—	(6)	(26)
Transfers	1	303	232	201	(696)	4	45
As at Dec. 31, 2021	96	4,143	4,087	4,513	184	366	13,389

Accumulated depreciation
As at Dec. 31, 2019, as previously reported	—	1,284	900	4,836	—	168	7,188
Adjustments due to re-segmentation	—	—	1,137	(1,137)	—	—	—
As at Dec 31, 2019, adjusted	—	1,284	2,037	3,699	—	168	7,188
Depreciation	—	141	258	304	—	14	717
Retirement of assets	—	(5)	(43)	(3)	—	—	(51)
Disposals	—	—	—	(1)	—	(1)	(2)
Change in foreign exchange rates	—	(4)	18	(37)	—	2	(21)
Transfers	—	—	(212)	(29)	—	(14)	(255)
As at Dec. 31, 2020, adjusted	—	1,416	2,058	3,933	—	169	7,576
Depreciation	—	154	184	264	—	12	614
Retirement of assets	—	(9)	(55)	(48)	—	—	(112)
Disposals	—	—	(1)	(72)	—	—	(73)
Change in foreign exchange rates	—	—	(8)	2	—	(1)	(7)
Transfers	—	—	—	71	—	—	71
As at Dec. 31, 2021	—	1,561	2,178	4,150	—	180	8,069

Carrying amount
As at Dec. 31, 2019, adjusted	91	2,290	2,036	1,241	228	321	6,207
As at Dec. 31, 2020, adjusted	96	2,176	1,877	968	495	210	5,822
As at Dec. 31, 2021	96	2,582	1,909	363	184	186	5,320
(1) The gas generation and energy transition includes the previously disclosed coal generation and mining property and equipment categories.
(2) Includes major spare parts and stand-by equipment available, but not in service and spare parts used for routine, preventive or planned maintenance.

Disclosure of detailed information about intangible assets	Estimated remaining useful lives of intangible assets are as follows:

Software	2-7 years
Power sale contracts	1-19 years